Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) (Detail) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Transfers and Servicing [Abstract]
Unpaid principal balances of loans serviced	$ 1.6	$ 1.3